Patent Rights and Applications	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Patent Rights and Applications

The Company amortizes its patent rights and applications on a straight-line basis over the expected useful technological or economic life of the patents, which is typically 17 years from the legal approval of the patent applications when there are probable future economic benefits associated with the patent. The Company has elected to expense all of their patent rights and application costs due to difficulties associated with having to prove the value of their future economic benefits. All patent applications are currently pending and the Company has no patents that have yet been approved. It is the Company’s policy that it performs reviews of the carrying value of its patent rights and applications on an annual basis.

On March 4, 2015, we entered into a Patent License Agreement (“PLA”) with the University of Texas at El Paso (“UTEP”) regarding our joint research and development of CTLA-4 Blockade with Metronomic Chemotherapy for the Treatment of Breast Cancer. This is the first PLA with UTEP following our Collaborative Agreement with them dated May 9, 2012, and memorializes the joint ownership of the applicable patent and the financial and other terms related thereto.

On June 19, 2015, we entered into Amendment No. 1 to this Agreement, pursuant to which we explicitly included Provisional Patent Application No. 62/161,116 entitled, “Anti-CTLA-4 Blockade” (the “Application”) under the definition of “Patent Rights” as set forth in the PLA. The Application was filed with the United States Patent and Trademarks Office on May 13, 2015; the underlying technology was invented by Robert Kirken and Georgialina Rodriguez, and is solely-owned by The Board of Regents of The University of Texas System.

The Company amortizes its patent rights and applications on a straight-line basis over the expected useful technological or economic life of the patents, which is typically 17 years from the legal approval of the patent applications when there are probable future economic benefits associated with the patent. The Company has elected to expense all of their patent rights and application costs due to difficulties associated with having to prove the value of their future economic benefits. All patent applications are currently pending and the Company has no patents that have yet been approved. It is the Company’s policy that it performs reviews of the carrying value of its patent rights and applications on an annual basis.

On March 4, 2015, we entered into a Patent License Agreement (“PLA”) with the University of Texas at El Paso (“UTEP”) regarding our joint research and development of CTLA-4 Blockade with Metronomic Chemotherapy for the Treatment of Breast Cancer. This is the first PLA with UTEP following our Collaborative Agreement with them dated May 9, 2012, and memorializes the joint ownership of the applicable patent and the financial and other terms related thereto.

On June 19, 2015, we entered into Amendment No. 1 to this Agreement, pursuant to which we explicitly included Provisional Patent Application No. 62/161,116 entitled, “Anti-CTLA-4 Blockade” (the “Application”) under the definition of “Patent Rights” as set forth in the PLA. The Application was filed with the United States Patent and Trademarks Office on May 13, 2015; the underlying technology was invented by Robert Kirken and Georgialina Rodriguez, and is solely-owned by The Board of Regents of The University of Texas System.